Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($) Integer
Product Information [Line Items]
Debt current		$ 96,300,000
Long term line of credit		58,523,000	$ 72,731,000
Notes payable		$ 134,380,000	$ 146,948,000
Number of parking tenants or operators | Integer		14	15
Unrecognized tax benefits		$ 0	$ 0
Building [Member]
Product Information [Line Items]
Real estate and accumulated depreciation life used for depreciation		39 years
Building [Member] | Maximum [Member]
Product Information [Line Items]
Real estate and accumulated depreciation life used for depreciation		40 years
Land Improvements [Member]
Product Information [Line Items]
Real estate and accumulated depreciation life used for depreciation		15 years
Furniture and Fixtures [Member]
Product Information [Line Items]
Real estate and accumulated depreciation life used for depreciation		5 years
Tenant Improvements and Leasehold Interests [Member] | Maximum [Member]
Product Information [Line Items]
Real estate and accumulated depreciation life used for depreciation		20 years
Tenant Improvements and Leasehold Interests [Member] | Minimum [Member]
Product Information [Line Items]
Real estate and accumulated depreciation life used for depreciation		1 year
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Parking Facilities, Operator, SP+Corporation [Member]
Product Information [Line Items]
Concentration risk percentage		61.30%	60.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Parking Facilities, Operator, Premier Parking Service, LLC [Member]
Product Information [Line Items]
Concentration risk percentage		12.10%	12.40%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Cincinnati [Member]
Product Information [Line Items]
Concentration risk percentage		19.40%	19.20%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Detroit [Member]
Product Information [Line Items]
Concentration risk percentage		10.30%	12.50%
Real Estate Owned [Member] | Geographic Concentration Risk [Member] | Chicago [Member]
Product Information [Line Items]
Concentration risk percentage		9.10%	8.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Parking Facilities, Operator, SP+Corporation [Member]
Product Information [Line Items]
Concentration risk percentage		60.10%	59.20%
Subsequent Event [Member]
Product Information [Line Items]
Debt current	$ 90,800,000
Short term debt refinanced amount	5,500,000
Long term line of credit	58,700,000
Notes payable	$ 32,100,000